Segment Information Level 4 (Details) - Long Lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 1,238	$ 1,255
United States [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	673	653
Netherlands [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	130	155
Germany [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	88	103
Other international [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 347	$ 344